Schedule of Investments (unaudited) May 31, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 140.6%

New York — 136.3%

Corporate — 2.6%
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 07/01/28	$820	$833,276
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	8,445	11,118,349

		11,951,625

County/City/Special District/School District — 33.5%
City of New York, GO, Sub-Series F-1, 5.00%, 04/01/43	4,550	5,465,596
City of New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 08/01/32	490	532,365
Fiscal 2014, Series E, 5.00%, 08/01/32	2,000	2,245,260
Series E, 5.50%, 08/01/25	2,710	3,123,465
Series E, 5.00%, 08/01/30	2,000	2,215,800
City of New York, GO:
Series A-1, 5.00%, 08/01/21(a)	2,350	2,481,177
Sub-Series D-1, 5.00%, 10/01/21(a)	1,375	1,462,601
Sub-Series D-1, 5.00%, 10/01/33	2,800	2,950,164
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	945	1,062,312
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM)(b):
0.00%, 11/15/55	2,485	673,982
0.00%, 11/15/56	3,765	981,912
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	6,150	6,909,832
5.00%, 11/15/45	12,215	13,609,709
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/39(b)	1,380	844,091
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	800	803,024
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/31	3,500	3,507,420
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/36	6,150	6,157,318

Security	Par (000)	Value

County/City/Special District/School District (continued)
Yankee Stadium Project (NPFGC), 5.00%, 03/01/36	$2,200	$2,204,466
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	9,500	9,506,840
City of New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2014, Sub-Series A-1, 5.00%, 11/01/38	950	1,069,197
Fiscal 2014, Sub-Series B-1, 5.00%, 11/01/36	1,690	1,938,210
Fiscal 2016, Sub-Series B-1, 5.00%, 11/01/38	1,455	1,703,616
Future Tax Secured Subordinate Bonds, SubSeries A-1, 5.00%, 08/01/40	860	1,049,398
Future Tax Secured, Sub-Series A-3, 4.00%, 08/01/43	2,790	3,096,956
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/39	2,730	3,244,469
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	2,510	2,952,011
Future Tax Secured, Sub-Series F-1, 5.00%, 05/01/42	8,825	10,451,271
Series A-2, 5.00%, 08/01/38	3,440	4,140,109
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,412,123
County of Nassau New York, GO:
Series A, 5.00%, 01/15/31	1,400	1,681,442
General Improvement Bonds, Series B (AGM), 5.00%, 07/01/45	1,815	2,213,864
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/31	1,980	2,409,502
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	2,285	2,710,170
5.00%, 02/15/42	5,975	7,014,411
4.00%, 02/15/44	2,230	2,439,955
Metropolitan Transportation Authority, RB, Green Bonds, Series A, 5.00%, 11/15/42	3,500	3,900,225
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	4,000	4,355,720
Green Bond, Sub-Series B-1, 5.00%, 11/15/51	2,360	2,582,878

1

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	$2,500	$2,657,775
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured, Series B(b):
CAB, Sub Lien, 0.00%, 11/15/32	565	397,302
0.00%, 11/15/42	2,185	1,040,716
0.00%, 11/15/47	5,600	2,175,376
0.00%, 11/15/48	2,665	994,631
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
3, Class 1, 5.00%, 11/15/44(c)	5,075	4,988,776
4, 5.00%, 11/15/31	1,710	1,801,844
4, 5.00%, 11/15/44	4,000	4,167,120
7, Class 1, 4.00%, 09/15/35	885	928,002
7, Class 2, 5.00%, 09/15/43	3,430	3,646,879
5.75%, 11/15/51	1,755	1,847,295

		152,748,577

Education — 19.0%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	272,903
5.00%, 12/01/32	100	108,664
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/20(a)	2,975	3,018,584
Build NYC Resource Corp., Refunding RB:
City University Queens College, Series A, 5.00%, 06/01/43	450	514,242
Manhattan College Project, 4.00%, 08/01/42	525	544,110
Manhattan College Project, 5.00%, 08/01/47	505	553,950
City of Albany New York Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	113,332

Security	Par (000)	Value

Education (continued)
City of New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 07/01/37	$1,775	$2,068,940
American Museum of Natural History, 5.00%, 07/01/41	750	870,638
Wildlife Conservation Society, 5.00%, 08/01/42	2,840	3,136,808
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 09/01/40	5,535	5,594,612
Counties of Buffalo & Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 05/01/31	1,000	1,041,640
Counties of Buffalo & Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 05/01/28	1,685	2,037,569
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 04/01/21(a)	1,000	1,043,020
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	570	669,089
5.00%, 07/01/48	855	990,321
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	985	1,157,375
4.00%, 07/01/46	1,865	2,024,886
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 07/01/40	685	799,868
5.00%, 07/01/43	2,480	2,885,976
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 07/01/23(a)	1,240	1,419,812
4.00%, 07/01/39	350	380,128
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,200,921
5.00%, 12/01/36	1,100	1,160,071

2

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	$715	$745,187
5.00%, 07/01/42	445	460,228
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 09/01/34	300	312,198
5.38%, 09/01/41	125	128,920
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM)(a):
5.25%, 01/01/21	700	720,552
5.50%, 01/01/21	500	515,405
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 07/01/37	500	501,955
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 07/01/39	750	828,615
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 05/01/21(a)	1,770	1,859,827
Fordham University, Series A, 5.00%, 07/01/21(a)	175	184,109
Fordham University, Series A, 5.50%, 07/01/21(a)	1,375	1,453,994
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	3,500	5,293,365
New York University, Series B, 5.00%, 07/01/22(a)	3,000	3,296,700
State University Dormitory Facilities, Series A, 5.00%, 07/01/21(a)	1,500	1,577,835
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 4.00%, 07/01/37	510	547,368
Barnard College, Series A, 5.00%, 07/01/43	1,520	1,701,868
Cornell University, Series A, 5.00%, 07/01/40	1,000	1,003,910
Fordham University, 5.00%, 07/01/44	1,900	2,100,450
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,030	1,130,332

Security	Par (000)	Value

Education (continued)
New York University, Series A, 5.00%, 07/01/22(a)	$4,180	$4,593,402
New York University, Series A, 5.00%, 07/01/22(a)	3,000	3,296,700
St. John’s University, Series A, 5.00%, 07/01/37	2,005	2,186,152
State University Dormitory Facilities, Series A, 5.00%, 07/01/22(a)	1,490	1,637,361
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(a)	11,190	12,898,377
State University Dormitory Facilities, Series A, 5.00%, 07/01/46	1,540	1,777,560
Town of Hempstead New York Local Development Corp., Refunding RB, Hofstra University Project, 5.00%, 07/01/47	1,030	1,176,878
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, 4.00%, 09/01/40(d)	820	873,595

		86,410,302

Health — 8.5%
City of New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 02/15/30	1,800	1,805,310
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	4,495	4,576,315
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	500	532,490
5.00%, 12/01/46	800	900,024
Series A, 5.00%, 12/01/37	1,180	1,269,833
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	5,925	6,113,474

3

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
County of Oneida New York Local Development Corp., Refunding RB, Mohawk Valley Health System Project (AGM), 3.00%, 12/01/44	$2,315	$2,292,915
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	460	495,392
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,383,965
State of New York Dormitory Authority, RB:
New York University Hospitals Center, Series A, 6.00%, 07/01/20(a)	1,500	1,507,005
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 05/01/39	1,000	1,027,970
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	685	704,160
State of New York Dormitory Authority, Refunding RB:
Catholic Health System Obligation, 4.00%, 07/01/45	620	623,770
Memorial Sloan-Kettering Cancer Center, Series 1, 5.00%, 07/01/42	2,200	2,645,852
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(a)	2,000	2,087,640
North Shore-Long Island Jewish Obligated Group, Series A, 5.25%, 05/01/21(a)	7,375	7,715,651
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	2,645	2,989,961

		38,671,727

Housing — 8.3%
City of New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	6,505	7,371,987
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	1,375	1,549,584

Security	Par (000)	Value

Housing (continued)
Sustainable Neighborhood Bonds, 3.95%, 11/01/36	$450	$485,388
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Series 2014, Class F, 4.50%, 02/15/48	1,075	1,085,051
Sustainable Neighborhood, Series B-1-A, 3.65%, 11/01/49	1,040	1,098,864
Sustainable Neighborhood, Series B-1-A, 3.75%, 11/01/54	1,435	1,523,195
New York City Housing Development Corp., RB, M/F:
Housing, Sustainable Neighborhood Bonds, 4.05%, 11/01/41	450	485,096
Series G-1, 3.90%, 05/01/45	450	466,767
New York City Housing Development Corp., Refunding RB, M/F:
Housing, Series D-1-B, 4.20%, 11/01/40	450	472,032
Sustainable Neighborhood Bonds, Series A, 4.00%, 11/01/43	640	691,334
State of New York HFA, RB:
M/F Affordable Housing, Green Bond, Climate Bond Certified, Series D (SONYMA), 3.80%, 11/01/49	1,700	1,795,965
M/F Affordable Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 11/01/42	845	901,480
M/F Affordable Housing, Series E (SONYMA), 3.80%, 11/01/49	945	997,466
M/F Housing, Climate Bond Certified, Series P, 3.15%, 11/01/54	1,100	1,107,557
M/F Housing, Green Bonds, Series H, 4.15%, 11/01/43	1,375	1,492,590
M/F Housing, Green Bonds, Series H, 4.20%, 11/01/48	905	978,423
M/F Housing, Series C (Ginnie Mae, Fannie Mae & Freddie Mac) (SONYMA), 3.38%, 11/01/49	170	173,086
M/F Housing, St. Philip’s Housing, Series A, AMT, 4.65%, 11/15/38	1,000	1,001,770

4

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Housing (continued)
State of New York Mortgage Agency, Refunding RB:
S/F Housing, Series 194, AMT, 3.80%, 04/01/28	$3,140	$3,409,946
S/F Housing, Series 213, 4.20%, 10/01/43	1,910	2,190,655
S/F Housing, Series 225, 2.45%, 10/01/45	400	403,820
S/F Housing, Series 225, 2.55%, 04/01/50	1,770	1,792,992
Series 190, 3.80%, 10/01/40	2,880	3,075,235
Series 218, AMT, 3.60%, 04/01/33	905	1,005,410
Series 218, AMT, 3.85%, 04/01/38	325	361,065
Yonkers Industrial Development Corp., RB, Monastery Manor Associates LP Project, Series A, AMT (SONYMA), 5.25%, 04/01/37	2,000	2,006,040

		37,922,798

State — 10.9%
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	5,045	5,781,772
New York State Dormitory Authority, RB, Series A, 5.00%, 02/15/42	7,500	8,950,650
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 4.00%, 10/15/32	2,070	2,309,851
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/38	1,000	1,193,720
General Purpose, Series A, 5.00%, 02/15/23(a)	4,500	5,075,100
General Purpose, Series B, 5.00%, 03/15/37	3,000	3,209,130
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	1,465	1,740,083
Group C, Sales Tax, Series A, 5.00%, 03/15/41	7,125	8,416,477
Series B, 5.00%, 03/15/37	1,500	1,761,105
State Personal Income Tax, Series A, 5.00%, 02/15/23(a)	495	558,261
Unrefunded, Series B, 5.00%, 03/15/42	4,600	4,904,060
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	2,800	3,410,428
Series C, 5.00%, 03/15/38	100	121,670

Security	Par (000)	Value

State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 03/15/32	$2,000	$2,222,260

		49,654,567

Tobacco — 2.4%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB:
5.00%, 06/01/48	680	613,945
Asset-Backed, 4.75%, 06/01/39	1,875	1,736,475
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series A, 5.00%, 06/01/41	400	435,036
Series A-2B, 5.00%, 06/01/45	2,010	2,010,040
Series A-2B, 5.00%, 06/01/51	765	761,619
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	1,495	1,549,179
5.25%, 05/15/40	1,500	1,527,525
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/35	260	292,856
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C, 4.00%, 06/01/42	2,350	2,038,272

		10,964,947

Transportation — 34.8%
Buffalo & Fort Erie Public Bridge Authority, RB:
5.00%, 01/01/47	750	865,928
Toll Bridge System, 5.00%, 01/01/42	1,565	1,835,902
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/21(a)	1,000	1,069,480
Series A, 5.00%, 05/15/23(a)	3,000	3,417,990
Series A-1, 5.25%, 11/15/23(a)	3,240	3,789,698
Series B, 5.25%, 11/15/44	1,000	1,045,600
Series D, 5.25%, 11/15/21(a)	440	472,164
Series E, 5.00%, 11/15/38	8,750	9,046,713
Sub-Series B, 5.00%, 11/15/23(a)	1,000	1,161,080
Metropolitan Transportation Authority, Refunding RB:
Green Bond, Climate Bond Certified, Sub-Series A-3 (AGM), 4.00%, 11/15/46	855	904,710

5

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Green Bond, Series A1, 5.00%, 11/15/37	$1,500	$1,583,670
Green Bonds, Series C-1, 4.75%, 11/15/45	1,505	1,599,649
Sereis C-1, 5.00%, 11/15/56	1,920	2,026,541
Series D, 5.25%, 11/15/21(a)	1,560	1,674,036
Series D, 5.00%, 11/15/30	885	909,780
Transportation Revenue, Series 2017, 5.00%, 11/15/41	1,000	1,019,390
Transportation Revenue, Sub Series C-1, 5.00%, 11/15/34	1,845	1,931,125
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	5,410	5,828,409
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	12,120,425
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	1,805	1,875,178
5.00%, 07/01/46	1,885	1,958,949
5.25%, 01/01/50	11,605	12,185,134
(AGM), 4.00%, 07/01/41	1,250	1,286,425
Niagara Frontier Transportation Authority, Refunding ARB, Buffalo Niagara International Airport, AMT:
5.00%, 04/01/34	100	112,870
5.00%, 04/01/35	90	101,253
5.00%, 04/01/36	95	106,844
5.00%, 04/01/37	110	123,957
5.00%, 04/01/38	55	62,113
5.00%, 04/01/39	80	90,571
Port Authority of New York & New Jersey, ARB:
Consolidated Bonds, 220th Series, AMT, 4.00%, 11/01/59	4,905	5,176,050
Consolidated, 163rd Series, 5.00%, 07/15/35	2,500	2,510,775
Consolidated, 183rd Series, 4.00%, 06/15/44	1,500	1,573,245
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	12,485	12,518,085

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	$1,000	$1,110,550
179th Series, 5.00%, 12/01/38	1,390	1,543,859
195th Series, AMT, 5.00%, 04/01/36	1,400	1,606,808
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	285	292,652
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	812,265
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	2,375	2,749,965
Consolidated, 211th Series, 4.00%, 09/01/43	5,000	5,479,700
State of New York Thruway Authority, RB, Junior Lien, Series A:
5.00%, 01/01/41	1,770	2,003,021
5.25%, 01/01/56	1,080	1,214,190
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 01/01/22(a)	3,770	4,054,748
General, Series I, 5.00%, 01/01/22(a)	4,270	4,587,517
General, Series J, 5.00%, 01/01/41	5,000	5,517,850
General, Series K, 5.00%, 01/01/29	1,750	2,015,510
General, Series K, 5.00%, 01/01/31	1,000	1,145,630
Series B, 4.00%, 01/01/53	815	876,744
Series L, 5.00%, 01/01/35	810	966,119
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	940	1,091,650
5.00%, 11/15/45	820	948,051
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(b)	7,670	5,819,996
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,090,750
General, Series A, 5.00%, 11/15/41	5,000	5,852,450
General, Series A, 5.25%, 11/15/45	1,280	1,483,430
General, Series A, 5.00%, 11/15/50	3,000	3,381,180
MTA Bridge and Tunnels, Series C, 5.00%, 11/15/37	870	1,076,799

6

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Series B, 5.00%, 11/15/38	$8,225	$9,844,503

		158,549,676

Utilities — 16.3%
City of New York Municipal Water & Sewer System, RB, Water & Sewer System, 2nd General Resolution, Fiscal 2017, Series DD, 5.25%, 06/15/47	3,850	4,650,992
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,001,750
Fiscal 2015, Series HH, 5.00%, 06/15/39	2,250	2,645,955
City of New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2010, Series FF, 5.00%, 06/15/31	1,500	1,502,625
Fiscal 2011, Series GG, 5.00%, 06/15/21(a)	1,000	1,049,940
City of New York Water & Sewer System, RB:
2nd General Resolution Revenue Bonds, 3.00%, 06/15/50	795	809,874
Series DD-1, 4.00%, 06/15/49	1,135	1,298,111
City of New York Water & Sewer System, Refunding RB:
2nd Generation Resolution, Fiscal 2018, Series FF, 5.00%, 06/15/40	2,000	2,481,620
Series EE, 5.00%, 06/15/40	4,290	5,262,886
County of Western Nassau New York Water Authority, RB, Series A, 5.00%, 04/01/40	1,065	1,240,033
Long Island Power Authority, RB:
5.00%, 09/01/35	1,000	1,230,810
5.00%, 09/01/37	3,175	3,900,297
General, 5.00%, 09/01/47	905	1,077,113
General, Electric Systems, 5.00%, 09/01/36	825	993,053
General, Electric Systems, 5.00%, 09/01/42	280	335,709

Security	Par (000)	Value

Utilities (continued)
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(a)	$2,375	$2,479,690
Long Island Power Authority, Refunding RB, Electric System, Series B:
5.00%, 09/01/41	475	558,386
5.00%, 09/01/46	660	770,827
State of New York Environmental Facilities Corp., RB, Series B:
Revolving Funds, Green Bonds, 5.00%, 09/15/40	3,170	3,730,393
Subordinated SRF Bonds, 5.00%, 06/15/48	1,120	1,379,090
State of New York Environmental Facilities Corp., Refunding RB:
Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	3,200	3,345,184
Series A, 5.00%, 06/15/40	1,545	1,822,621
Series A, 5.00%, 06/15/45	7,935	9,257,764
Subordinated SRF Bonds, 4.00%, 06/15/46	1,000	1,112,510
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	2,730,208
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series TE, 5.00%, 12/15/41	15,490	17,521,823

		74,189,264

Total Municipal Bonds in New York		621,063,483

Guam — 0.3%

Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/20(a)	1,175	1,193,823

Pennsylvania — 0.1%

Utilities — 0.1%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50(d)	525	580,088

7

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico — 3.9%

State — 3.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(b)	$6,358	$1,620,527
Series A-1, 4.75%, 07/01/53	641	618,898
Series A-1, 5.00%, 07/01/58	4,834	4,822,302
Series A-2, 4.33%, 07/01/40	9,445	9,039,809
Series A-2, 4.78%, 07/01/58	390	375,960
Series B-1, 4.75%, 07/01/53	620	599,063
Series B-2, 4.78%, 07/01/58	601	573,817

Total Municipal Bonds in Puerto Rico		17,650,376

Total Municipal Bonds — 140.6% (Cost — $599,725,858)		640,487,770

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 25.3%

County/City/Special District/School District — 3.0%
City of New York, GO, Sub-Series I-1, 5.00%, 03/01/36	2,500	2,841,975
City of New York Transitional Finance Authority Future Tax Secured, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,740,849
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012 :
5.75%, 02/15/21(a)(f)	3,714	3,847,985
5.75%, 02/15/47	2,285	2,367,163
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,610	2,804,158

		13,602,130

Education — 1.5%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	1,981	2,203,751
State of New York Dormitory Authority, RB, State University Dormitory Facilities, New York University, Series A, 5.00%, 07/01/21(a)	4,448	4,678,766

		6,882,517

Security	Par (000)	Value

Housing — 3.9%
City of New York Housing Development Corp., RB, M/F Housing:
Series C-1-A, 4.00%, 11/01/53	$2,267	$2,423,913
Sustainable Neighborhood Bonds, Series B1-A, 3.85%, 05/01/58	2,175	2,322,704
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	3,630	3,991,475
State of New York HFA, RB, M/F Affordable Housing, Green Bond, Climate Bond Certified, Series I, 4.05%, 11/01/48	4,543	4,864,671
State of New York HFA, Refunding RB, Series C (SONYMA, Fannie Mae), 3.85%, 11/01/39	2,002	2,159,649
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 192, 3.80%, 10/01/31	2,016	2,207,638

		17,970,050

State — 5.7%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	7,380	8,645,153
4.00%, 10/15/32	6,000	6,695,220
State of New York Dormitory Authority, RB:
Bid Group 2, Series A, 5.00%, 03/15/32	2,000	2,519,660
General Purpose, Series C, 5.00%, 03/15/41	2,500	2,575,725
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/40(f)	2,950	3,612,013
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 03/15/45	1,471	1,702,073

		25,749,844

Transportation — 6.4%
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, 5.00%, 10/15/25	8,005	8,408,604
Series194th, 5.25%, 10/15/55	3,405	3,845,914

8

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
State of New York Thruway Authority, Refunding RB, Series B:
Subordinate, 4.00%, 01/01/45(f)	$4,949	$5,364,558
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	10,000	11,643,300

		29,262,376

Utilities — 4.8%
City of New York Municipal Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2018, 5.00%, 06/15/38(f)	1,151	1,403,538
Water & Sewer System, Fiscal 2011, Series HH, 5.00%, 06/15/32	7,151	7,477,433
State of New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60	5,446	6,265,452
Utility Debt Securitization Authority, Refunding RB, Restructuring:
Series A, 5.00%, 12/15/35	3,000	3,631,500
Series B, 4.00%, 12/15/35	2,600	2,965,144

		21,743,067

		Value

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 25.3% (Cost — $108,901,246)		$115,209,984

Total Long-Term Investments — 165.9% (Cost — $708,627,104)		755,697,754

Security	Shares

Short-Term Securities — 0.2%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.00%(g)(h)	882,824	882,824

Total Short-Term Securities — 0.2% (Cost — $882,824)		882,824

Total Investments — 166.1% (Cost — $709,509,928)		756,580,578

Other Assets Less Liabilities — 0.9%		4,225,403

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.6)%		(61,947,767)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (53.4)%		(243,274,317)

Net Assets Applicable to Common Shares — 100.0%		$455,583,897

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to January 1, 2028, is $9,229,367.

(g)	Annualized 7-day yield as of period end.

9

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

(h)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended May 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	343,108	539,716	(b)	—	882,824	$882,824	$9,867	$(194)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

EDC	Economic Development Corp.

Fannie

Mae	Federal National Mortgage Association

FHA	Federal Housing Administration

Freddie

Mac	Federal Home Loan Mortgage Corp.

Ginnie

Mae	Government National Mortgage Association

GO	General Obligation Bonds

HFA	Housing Finance Agency

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PILOT	Payment in Lieu of Taxes

RB	Revenue Bonds

SONYMA	State of New York Mortgage Agency

S/F	Single-Family

SRF	State Revolving Fund

10

Schedule of Investments (unaudited) (continued) May 31, 2020	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments.

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$755,697,754	$—	$755,697,754
Short-Term Securities	882,824	—	—	882,824

	$882,824	$755,697,754	$—	$756,580,578

(a)	See above Schedule of Investments for values in each sector/state or political subdivision.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(61,834,372)	$—	$(61,834,372)
VRDP Shares at Liquidation Value	—	(243,600,000)	—	(243,600,000)

	$—	$(305,434,372)	$—	$(305,434,372)

11